Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000002897 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	107.80%
C000002897 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002897 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(10.60%)
C000072955 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	107.80%
C000072955 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000072955 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(10.60%)
C000072954 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	107.80%
C000072954 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000072954 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(10.60%)